Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (10K) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Convertible Note Payable [Member]
Debt interest rate	5.00%
Principal amount	$ 150,000
Conversion price	$ 8.00
14% Secured Convertible Promissory Note (Initial Note) [Member]
Debt interest rate	14.00%
Principal amount	$ 275,000	$ 275,000
Description of conversion price terms	The Note is convertible at a price per share equal to the lesser of (i) the Fixed Conversion Price (currently $3.00) or (ii) 65% of the lowest trading price of the Company’s common stock during the 5 trading days prior to conversion.